File Number 2-28097
Amendment to the Statement of
Additional Information
By Supplement or Sticker
Pursuant to Rule 497(e)

This information reflects changes to
the Statement of Additional Information
Section, "Financial Statements" (page B-46).

SUPPLEMENT TO THE ENTERPRISE GROUP OF FUNDS,
INC. STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2001.

The following paragraph should be added
following the section, "Independent
Accountants":

FINANCIAL STATEMENTS

The Corporation's Annual Report dated
December 31, 2000, which was filed with
the Securities and Exchange Commission
on February 21, 2001 (accession number
0000950168-01-000338) is hereby
incorporated by reference into this
Statement of Additional Information.


March 5, 2001